Summary of Significant Accounting Policies (Fair Value of Financial Instruments) - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	May 04, 2013	Feb. 02, 2013	Apr. 28, 2012	Jan. 28, 2012
Significant Accounting Policies [Line Items]
Fair value of cash equivalents	$ 30.1	$ 35.7	$ 9.6	$ 41.0